UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04670

Deutsche Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                    as of January 31, 2016 (Unaudited)

Deutsche Global Small Cap Fund

		Shares	Value ($)
Common Stocks 96.1%
Australia 1.3%
Austal Ltd.		1,687,050	1,575,055
G8 Education Ltd. (a)		1,561,186	4,035,265
(Cost $6,779,868)			5,610,320
Bermuda 0.9%
Lazard Ltd. "A" (Cost $2,762,936)		105,842	3,809,254
Canada 2.0%
Quebecor, Inc. "B"		231,254	5,860,173
SunOpta, Inc.*		475,267	2,813,581
(Cost $9,206,264)			8,673,754
China 0.5%
Minth Group Ltd. (Cost $392,514)		1,194,905	2,192,832
Finland 1.2%
Cramo Oyj (Cost $5,363,353)		252,186	4,870,377
France 4.5%
Altran Technologies SA		258,300	3,260,872
Elior 144A		160,900	3,228,092
Flamel Technologies SA (ADR)*		580,010	5,892,902
JC Decaux SA		120,680	4,749,608
Parrot SA*		86,580	1,940,684
(Cost $18,547,531)			19,072,158
Germany 6.6%
M.A.X. Automation AG		514,484	2,886,468
Patrizia Immobilien AG*		239,849	6,125,411
Rational AG		10,477	4,685,804
United Internet AG (Registered)		205,749	10,625,556
VIB Vermoegen AG		208,322	3,762,675
(Cost $10,260,468)			28,085,914
Hong Kong 2.2%
K Wah International Holdings Ltd.		3,851,996	1,388,435
REXLot Holdings Ltd. (a)		42,824,140	1,594,909
Techtronic Industries Co., Ltd.		1,690,719	6,464,533
(Cost $5,061,264)			9,447,877
India 0.8%
WNS Holdings Ltd. (ADR)* (Cost $3,593,151)		123,391	3,540,088
Indonesia 0.4%
PT Arwana Citramulia Tbk (Cost $3,071,088)		44,519,263	1,578,423
Ireland 5.2%
Greencore Group PLC		1,195,019	6,636,244
Paddy Power PLC, (b) Paddy Power PLC, (b)		52,144	7,769,879
Ryanair Holdings PLC		520,212	7,712,125
(Cost $7,555,120)			22,118,248
Italy 1.1%
Prysmian SpA (Cost $4,617,138)		230,324	4,722,766
Japan 10.2%
Ai Holdings Corp.		240,342	5,854,662
Anicom Holdings, Inc.*		72,200	1,823,572
Kusuri No Aoki Co., Ltd.		143,860	6,218,916
MISUMI Group, Inc.		303,702	3,708,106
Nippon Seiki Co., Ltd.		376,552	8,266,536
Optex Co., Ltd.		46,100	1,159,739
Syuppin Co., Ltd. (a)		245,100	2,556,984
Topcon Corp.		259,600	3,665,587
United Arrows Ltd.		102,869	4,980,088
Universal Entertainment Corp.		180,931	3,169,421
UT Group Co., Ltd.*		478,470	2,126,270
(Cost $27,669,556)			43,529,881
Korea 0.4%
Suprema HQ, Inc.* (Cost $2,360,359)		117,315	1,594,991
Malaysia 1.8%
Hartalega Holdings Bhd.		1,172,472	1,527,289
Nirvana Asia Ltd. 144A		13,371,038	3,763,416
Tune Protect Group Bhd.		7,869,362	2,204,440
(Cost $9,352,421)			7,495,145
Netherlands 2.5%
Brunel International NV		131,143	2,206,748
Core Laboratories NV (a)		43,300	4,260,720
SBM Offshore NV*		331,062	4,362,342
(Cost $10,872,729)			10,829,810
Panama 0.9%
Banco Latinoamericano de Comercio Exterior SA "E" (Cost $3,939,897)		163,103	3,803,562
Philippines 0.3%
Alliance Global Group, Inc. (Cost $925,230)		3,675,713	1,150,825
Singapore 0.2%
Lian Beng Group Ltd. (Cost $1,042,761)		3,417,706	1,022,279
Sweden 0.9%
Nobina AB 144A* (Cost $3,991,313)		953,372	3,987,215
Switzerland 0.8%
Dufry AG (Registered)* (Cost $3,849,316)		32,685	3,544,687
United Kingdom 11.1%
Arrow Global Group PLC		1,214,784	3,860,007
AVEVA Group PLC		102,354	1,945,800
Babcock International Group PLC		555,829	7,297,219
Clinigen Healthcare Ltd.		434,862	3,940,876
Crest Nicholson Holdings PLC		630,889	5,154,567
Domino's Pizza Group PLC		315,709	4,425,632
Hargreaves Lansdown PLC		225,237	4,382,803
Howden Joinery Group PLC		738,759	5,308,814
Jardine Lloyd Thompson Group PLC		186,741	2,206,519
Nanoco Group PLC* (a)		847,753	544,486
Polypipe Group PLC		1,000,737	4,470,351
Spirax-Sarco Engineering PLC		49,405	2,157,996
Telit Communications PLC* (a)		489,900	1,417,696
(Cost $37,636,122)			47,112,766
United States 40.3%
Advance Auto Parts, Inc.		26,881	4,087,256
Affiliated Managers Group, Inc.*		14,335	1,923,614
AZZ, Inc.		77,612	3,995,466
Berry Plastics Group, Inc.*		116,850	3,634,035
Cardtronics, Inc.* (a)		133,872	4,124,596
Casey's General Stores, Inc.		63,973	7,724,100
Cognex Corp.		85,004	2,741,379
Del Taco Restaurants, Inc.* (a)		356,890	3,451,126
Diamondback Energy, Inc.* (a)		34,467	2,603,982
DigitalGlobe, Inc.*		138,892	1,819,485
Encore Capital Group, Inc.* (a)		73,224	1,678,294
FCB Financial Holdings, Inc. "A"*		69,281	2,329,227
Fox Factory Holding Corp.*		291,269	4,307,868
Gentherm, Inc.*		124,314	4,973,803
Hain Celestial Group, Inc.* (a)		64,820	2,358,152
HeartWare International, Inc.*		57,000	2,287,980
Jack in the Box, Inc.		65,128	5,056,538
Jarden Corp.* (a)		62,973	3,340,718
Kindred Healthcare, Inc. (a)		212,209	2,049,939
Knowles Corp.* (a)		236,550	3,217,080
Leucadia National Corp.		180,401	2,987,441
Ligand Pharmaceuticals, Inc.* (a)		31,072	3,106,268
Matador Resources Co.* (a)		127,607	2,045,540
MAXIMUS, Inc. (a)		90,902	4,851,440
Middleby Corp.*		63,193	5,710,119
Molina Healthcare, Inc.* (a)		77,630	4,262,663
NantKwest, Inc.* (a)		72,100	742,630
Neurocrine Biosciences, Inc.*		28,993	1,233,652
On Assignment, Inc.*		56,100	2,168,265
Orexigen Therapeutics, Inc.* (a)		422,100	772,443
Pacira Pharmaceuticals, Inc.* (a)		85,568	5,084,451
PAREXEL International Corp.*		74,632	4,773,463
Primoris Services Corp. (a)		288,264	5,877,703
Providence Service Corp.*		172,459	7,657,180
Retrophin, Inc.*		199,650	2,988,760
Sinclair Broadcast Group, Inc. "A" (a)		153,477	5,064,741
South State Corp.		30,368	2,030,101
Super Micro Computer, Inc.* (a)		94,001	2,799,350
Tenneco, Inc.*		84,901	3,244,067
The WhiteWave Foods Co.*		143,062	5,400,590
TiVo, Inc.*		384,202	3,065,932
TriNet Group, Inc.*		129,340	1,914,232
Tristate Capital Holdings, Inc.*		250,763	2,984,080
Urban Outfitters, Inc.*		107,611	2,462,140
VeriFone Systems, Inc.*		134,542	3,146,937
WABCO Holdings, Inc.*		58,451	5,240,132
WEX, Inc.*		30,999	2,250,837
Zeltiq Aesthetics, Inc.* (a)		191,981	4,457,799
Zions Bancorp.		150,723	3,418,398
Zoe's Kitchen, Inc.* (a)		91,975	2,555,065
(Cost $157,825,955)			172,001,057
Total Common Stocks (Cost $336,676,354)			409,794,229
Convertible Preferred Stock 0.2%
United States
Providence Service Corp., 5.5% (Cost $707,500)		7,075	787,688
Warrants 0.0%
France
Parrot SA, Expiration Date 12/22/2022* (Cost $0)	EUR	101,010	73,835
Total Warrants (Cost $0)			73,835
Securities Lending Collateral 14.8%
Daily Assets Fund “Capital Shares”, 0.40% (c) (d) (Cost $63,302,678)		63,302,678	63,302,678
Cash Equivalents 3.0%
Central Cash Management Fund, 0.32% (c) (Cost $12,695,013)		12,695,013	12,695,013
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $413,381,545) †		114.1	486,653,443
Other Assets and Liabilities, Net		(14.1)	(60,016,599)
Net Assets		100.0	426,636,844

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $419,697,351. At January 31, 2016, net unrealized appreciation for all securities based on tax cost was $66,956,092. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $107,205,500 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $40,249,408.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2016 amounted to $62,194,988, which is 14.6% of net assets.
(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt

At January 31, 2016 the Deutsche Global Small Cap Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks, Convertible Preferred Stock & Warrants
Consumer Discretionary	112,380,666	27.4%
Industrials	83,985,251	20.4%
Information Technology	63,947,817	15.6%
Health Care	51,565,983	12.6%
Financials	50,717,833	12.3%
Consumer Staples	31,151,583	7.6%
Energy	13,272,584	3.2%
Materials	3,634,035	0.9%
Total	410,655,752	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund's investments

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$5,610,320	$—	$5,610,320
Bermuda	3,809,254	—	—	3,809,254
Canada	8,673,754	—	—	8,673,754
China	—	2,192,832	—	2,192,832
Finland	—	4,870,377	—	4,870,377
France	5,892,902	13,179,256	—	19,072,158
Germany	—	28,085,914	—	28,085,914
Hong Kong	—	7,852,968	1,594,909	9,447,877
India	3,540,088	—	—	3,540,088
Indonesia	—	1,578,423	—	1,578,423
Ireland	—	22,118,248	—	22,118,248
Italy	—	4,722,766	—	4,722,766
Japan	—	43,529,881	—	43,529,881
Korea	—	—	1,594,991	1,594,991
Malaysia	—	7,495,145	—	7,495,145
Netherlands	4,260,720	6,569,090	—	10,829,810
Panama	3,803,562	—	—	3,803,562
Philippines	—	1,150,825	—	1,150,825
Singapore	—	1,022,279	—	1,022,279
Sweden	—	3,987,215	—	3,987,215
Switzerland	—	3,544,687	—	3,544,687
United Kingdom	—	47,112,766	—	47,112,766
United States	172,001,057	—	—	172,001,057
Convertible Preferred Stock	—	—	787,688	787,688
Warrants	—	—	73,835	73,835
Short-Term Investments (e)	75,997,691	—	—	75,997,691
Total	$277,979,028	$204,622,992	$4,051,423	$486,653,443

There have been no transfers between fair value measurement levels during the period ended January 31, 2016.

(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Small Cap Fund, a series of Deutsche Global/International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 24, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 24, 2016